Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017		Apr. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 15.4	$ 22.0		$ 34.6
Related income tax benefit	4.6	7.2		10.2
Selling, Distribution And Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	13.7	22.3		26.3
Other Special Project Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1.7	$ (0.3)	[1]	$ 8.3

[1]	During 2017, we concluded that a portion of the performance objectives were unachievable, and therefore reversed the life-to-date compensation cost recognized. For additional information, see Note 12: Share-Based Payments.